Shareholder Report, Line Graph (Details) 190082_Innovator Deepwater Frontier Tech ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Jul. 24, 2018	Oct. 31, 2025
Innovator Deepwater Frontier Tech ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator Deepwater Frontier Tech ETF NAV
Accumulated Value	$ 19,866	$ 13,460	$ 11,741	$ 22,408	$ 14,938	$ 9,479	$ 9,108	$ 10,000	$ 32,577
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	22,481	16,289	14,789	17,319	12,119	11,046	9,662	10,000	$ 27,304
Dow Jones Global Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Dow Jones Global Index TR
Accumulated Value	17,685	13,343	12,088	15,171	11,020	10,536	9,348	10,000	$ 21,652
Deepwater Frontier Tech Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Deepwater Frontier Tech Index Total Return
Accumulated Value	$ 20,712	$ 13,902	$ 12,073	$ 22,894	$ 15,151	$ 9,522	$ 9,064	$ 10,000	$ 34,226